UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  6/30/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2012 (Unaudited)

DWS Short Duration Fund
	Principal Amount ($)	Value ($)
Corporate Bonds 32.0%
Consumer Discretionary 1.4%
Asbury Automotive Group, Inc., 7.625%, 3/15/2017	35,000	36,225
Beam, Inc., 6.375%, 6/15/2014	2,611,000	2,860,027
Cablevision Systems Corp., 7.75%, 4/15/2018	850,000	905,250
DIRECTV Holdings LLC, 2.4%, 3/15/2017	4,000,000	4,026,340
DISH DBS Corp.:
6.625%, 10/1/2014	909,000	974,902
7.125%, 2/1/2016	50,000	54,875
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	50,000	50,688
Hyundai Motor Manufacturing Czech sro, 144A, 4.5%, 4/15/2015	4,690,000	4,931,150
JC Penney Corp., Inc., 9.0%, 8/1/2012	4,000,000	4,020,040
Kia Motors Corp., 144A, 3.625%, 6/14/2016	3,000,000	3,080,310
News America, Inc., 7.6%, 10/11/2015	5,000,000	5,773,725
Penske Automotive Group, Inc., 7.75%, 12/15/2016	70,000	72,625
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015	400,000	450,000
Videotron Ltd., 9.125%, 4/15/2018	15,000	16,425

		27,252,582
Consumer Staples 0.6%
Constellation Brands, Inc., 7.25%, 5/15/2017 (a)	850,000	972,188
Safeway, Inc., 3.4%, 12/1/2016	3,800,000	3,869,931
Smithfield Foods, Inc., 7.75%, 7/1/2017	50,000	55,313
Wm. Wrigley Jr. Co., 144A, 3.7%, 6/30/2014	7,215,000	7,454,646

		12,352,078
Energy 2.1%
Canadian Natural Resources Ltd., 5.15%, 2/1/2013	7,435,000	7,623,009
El Paso LLC, 7.25%, 6/1/2018	35,000	40,374
Enterprise Products Operating LLC, Series G, 5.6%, 10/15/2014	3,940,000	4,318,382
Forest Oil Corp., 8.5%, 2/15/2014	600,000	624,000
Hess Corp., 7.0%, 2/15/2014	2,100,000	2,296,717
Husky Energy, Inc., 5.9%, 6/15/2014	4,030,000	4,381,025
IPIC GMTN Ltd., 144A, 3.75%, 3/1/2017	6,000,000	6,240,000
KazMunayGaz National Co., 144A, 11.75%, 1/23/2015	8,000,000	9,519,600
Newfield Exploration Co., 7.125%, 5/15/2018	90,000	95,287
Plains Exploration & Production Co., 7.625%, 6/1/2018	35,000	37,188
Quicksilver Resources, Inc., 8.25%, 8/1/2015 (a)	600,000	561,000
Transocean, Inc., 4.95%, 11/15/2015	5,000,000	5,383,365

		41,119,947
Financials 19.5%
Abbey National Treasury Services PLC, 144A, 3.875%, 11/10/2014	5,950,000	5,861,785
Ally Financial, Inc., 8.3%, 2/12/2015	1,000,000	1,090,000
American International Group, Inc.:
3.8%, 3/22/2017	4,120,000	4,199,887
4.25%, 9/15/2014	4,500,000	4,663,485
American Tower Corp., 4.625%, 4/1/2015	5,530,000	5,853,488
Anglo American Capital PLC, 144A, 9.375%, 4/8/2014	4,690,000	5,274,299
Asian Development Bank, 1.125%, 3/15/2017 (a)	7,000,000	7,107,842
Banco Bradesco SA, 144A, 2.566% **, 5/16/2014	11,485,000	11,469,828
Banco del Estado de Chile, 2.03%, 4/2/2015	7,000,000	7,000,000
Banco do Brasil SA, 3.875%, 1/23/2017	7,000,000	7,175,000
Banco Latinoamericano de Comercio Exterior SA, 144A, 3.75%, 4/4/2017 (a)	7,000,000	6,965,000
Bank of America Corp., Series L, 1.886% **, 1/30/2014	6,000,000	5,937,330
Bank of Nova Scotia, 144A, 1.95%, 1/30/2017	10,570,000	10,879,680
Barclays Bank PLC:
144A, 2.5%, 9/21/2015 (a)	8,360,000	8,533,052
7.87% **, 11/10/2025	1,870,000	1,857,845
BB&T Corp., 1.166% **, 4/28/2014 (a)	5,000,000	5,027,290
BNP Paribas SA, 3.218% **, 12/20/2014	4,647,000	4,648,078
Caisse Centrale Desjardins du Quebec, 144A, 1.6%, 3/6/2017	8,410,000	8,504,276
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016	400,000	432,000
Canadian Imperial Bank of Commerce, 144A, 2.75%, 1/27/2016 (a)	10,000,000	10,613,280
Capital One Financial Corp., 7.375%, 5/23/2014	6,460,000	7,096,413
Commonwealth Bank of Australia, 144A, 1.711% **, 3/31/2017	14,000,000	13,987,288
Daimler Finance North America LLC, 6.5%, 11/15/2013	10,000,000	10,719,440
DnB Boligkreditt AS, 144A, 2.1%, 10/14/2015	9,000,000	9,163,134
Encana Holdings Finance Corp., 5.8%, 5/1/2014	6,238,000	6,713,542
Export-Import Bank of Korea, 4.125%, 9/9/2015	6,857,000	7,267,844
Ford Motor Credit Co., LLC:
144A, 3.984%, 6/15/2016	5,500,000	5,664,500
8.0%, 12/15/2016	5,000,000	5,913,780
General Electric Capital Corp., 5.0%, 5/15/2016	7,600,000	8,210,227
GTP Acquisition Partners I LLC, "C", 144A, 4.347%, 6/15/2016	5,590,000	5,851,416
Hartford Financial Services Group, Inc., 4.0%, 10/15/2017	7,000,000	7,029,036
Health Care REIT, Inc., (REIT), 3.625%, 3/15/2016	3,742,000	3,846,742
Hospitality Properties Trust, (REIT), 7.875%, 8/15/2014	6,280,000	6,792,260
Hyundai Capital Services, Inc., 144A, 6.0%, 5/5/2015	7,500,000	8,158,853
Iberdrola Finance Ireland Ltd., 144A, 3.8%, 9/11/2014	3,840,000	3,736,635
ING Bank NV, 144A, 1.518% **, 3/15/2013	4,500,000	4,501,485
KeyCorp, Series H, 6.5%, 5/14/2013	5,855,000	6,132,761
Lukoil International Finance BV, 144A, 6.356%, 6/7/2017	2,581,000	2,795,171
Morgan Stanley, 6.0%, 5/13/2014	3,750,000	3,886,980
Murray Street Investment Trust I, 4.647%, 3/9/2017	9,500,000	9,518,326
National Agricultural Cooperative Federation, 144A, 4.25%, 1/28/2016	4,265,000	4,491,237
National Australia Bank, 2.75%, 3/9/2017 (a)	5,970,000	6,006,196
Nomura Holdings, Inc., 5.0%, 3/4/2015	2,440,000	2,533,215
Nordea Bank AB, 144A, 3.125%, 3/20/2017	9,500,000	9,540,556
Petrobras International Finance Co., 6.125%, 10/6/2016	9,500,000	10,624,572
Principal Financial Group, Inc., 7.875%, 5/15/2014	9,230,000	10,279,248
Prudential Financial, Inc.:
Series D, 3.625%, 9/17/2012	2,800,000	2,816,176
6.2%, 1/15/2015	2,770,000	3,040,673
RCI Banque SA, 144A, 4.6%, 4/12/2016	7,780,000	7,747,324
Royal Bank of Scotland PLC, 144A, 4.875%, 8/25/2014	4,000,000	4,112,564
SLM Corp., 3.5% **, 7/1/2014	2,170,000	2,149,016
Springleaf Finance Corp., Series J, 5.9%, 9/15/2012 (a)	7,000,000	6,973,750
Svensk Exportkredit AB, 2.125%, 7/13/2016	9,185,000	9,455,140
Telecom Italia Capital SA:
4.95%, 9/30/2014	2,805,000	2,783,963
6.175%, 6/18/2014	3,150,000	3,173,625
The Goldman Sachs Group, Inc., 6.0%, 5/1/2014	2,825,000	2,985,618
TNK-BP Finance SA, Series 2, 144A, 7.5%, 7/18/2016	6,000,000	6,667,800
Tyco International Finance SA, 4.125%, 10/15/2014	2,260,000	2,439,082
UBS AG, 144A, 2.25%, 3/30/2017	6,665,000	6,685,488
Vale Overseas Ltd., 6.25%, 1/23/2017	7,000,000	7,961,051
Ventas Realty LP, (REIT), 3.125%, 11/30/2015	3,085,000	3,140,802
Virgin Media Secured Finance PLC, 6.5%, 1/15/2018	850,000	924,375
Xstrata Finance Canada Ltd., 144A, 3.6%, 1/15/2017	9,000,000	9,268,884

		385,879,633
Health Care 0.3%
Community Health Systems, Inc., 8.875%, 7/15/2015	18,000	18,472
Genzyme Corp., 3.625%, 6/15/2015	4,690,000	5,031,587
HCA, Inc., 7.25%, 9/15/2020	850,000	935,000

		5,985,059
Industrials 1.4%
ADT Corp., 144A, 2.25%, 7/15/2017 (b)	2,560,000	2,572,006
ARAMARK Corp., 8.5%, 2/1/2015	620,000	634,731
BAA Funding Ltd., 144A, 2.5%, 6/25/2015	3,365,000	3,383,831
BAE Systems Holdings, Inc., 144A, 4.95%, 6/1/2014	4,615,000	4,856,148
BE Aerospace, Inc., 8.5%, 7/1/2018	80,000	87,500
Belden, Inc., 7.0%, 3/15/2017	35,000	36,050
Burlington Northern Santa Fe LLC, 7.0%, 2/1/2014	5,600,000	6,139,846
Ingersoll-Rand Global Holding Co., Ltd., 9.5%, 4/15/2014	3,775,000	4,290,740
Transnet SOC Ltd., 144A, 4.5%, 2/10/2016	6,500,000	6,776,510

		28,777,362
Information Technology 0.1%
MasTec, Inc., 7.625%, 2/1/2017	55,000	57,062
Xerox Corp., 5.65%, 5/15/2013	2,830,000	2,932,138

		2,989,200
Materials 1.9%
Airgas, Inc., 2.85%, 10/1/2013	5,630,000	5,751,129
Appleton Papers, Inc., 11.25%, 12/15/2015	25,000	26,688
ArcelorMittal:
4.5%, 2/25/2017 (a)	5,680,000	5,593,141
9.0%, 2/15/2015	5,000,000	5,619,235
Ball Corp., 6.75%, 9/15/2020	850,000	935,000
Clondalkin Acquisition BV, 144A, 2.468% **, 12/15/2013	75,000	66,750
Crown Americas LLC, 7.625%, 5/15/2017	850,000	918,000
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)	63,145	58,403
10.0%, 3/31/2015	62,080	61,167
Georgia-Pacific LLC, 144A, 8.25%, 5/1/2016	12,000,000	13,218,876
Hyundai Steel Co., 144A, 4.625%, 4/21/2016 (a)	3,500,000	3,637,680
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016 (a)	850,000	947,750
United States Steel Corp., 7.0%, 2/1/2018 (a)	850,000	839,375

		37,673,194
Telecommunication Services 1.0%
British Telecommunications PLC, 2.0%, 6/22/2015	3,115,000	3,157,803
CC Holdings GS V, LLC, 144A, 7.75%, 5/1/2017	2,810,000	3,045,338
Crown Castle Towers LLC, 144A, 3.214%, 8/15/2015	5,440,000	5,532,507
Digicel Ltd., 144A, 12.0%, 4/1/2014	600,000	666,000
Frontier Communications Corp.:
6.625%, 3/15/2015	600,000	636,000
8.125%, 10/1/2018	850,000	903,125
iPCS, Inc., 2.591% **, 5/1/2013	30,000	29,625
Qwest Corp., 7.5%, 10/1/2014	850,000	947,533
Telefonica Emisiones SAU, 6.421%, 6/20/2016	5,000,000	4,798,020
Windstream Corp., 7.0%, 3/15/2019	60,000	61,500

		19,777,451
Utilities 3.7%
Abu Dhabi National Energy Co.:
144A, 4.125%, 3/13/2017	7,000,000	7,385,000
144A, 4.75%, 9/15/2014	5,000,000	5,257,500
AES Corp., 8.0%, 6/1/2020	40,000	45,900
Ameren Corp., 8.875%, 5/15/2014	2,468,000	2,749,078
Baltimore Gas & Electric Co., 6.125%, 7/1/2013	6,335,000	6,671,205
Consolidated Edison Co. of New York, Inc., 5.55%, 4/1/2014	7,020,000	7,592,544
Consumers Energy Co., Series J, 6.0%, 2/15/2014	3,270,000	3,531,387
DTE Energy Co., 7.625%, 5/15/2014	3,460,000	3,859,945
Duke Energy Corp., 6.3%, 2/1/2014	4,890,000	5,291,953
FirstEnergy Solutions Corp., 4.8%, 2/15/2015	4,720,000	5,010,606
Florida Power Corp., 4.8%, 3/1/2013	8,900,000	9,150,161
NRG Energy, Inc., 7.375%, 1/15/2017 (a)	100,000	104,000
Ras Laffan Liquefied Natural Gas Co., Ltd. III, 144A, 5.5%, 9/30/2014	10,000,000	10,775,000
Sempra Energy, 8.9%, 11/15/2013	5,000,000	5,503,250

		72,927,529

Total Corporate Bonds (Cost $614,965,191)		634,734,035
Mortgage-Backed Securities Pass-Throughs 4.0%
Federal Home Loan Mortgage Corp., 3.0%, 4/1/2027	4,642,661	4,893,655
Federal National Mortgage Association:
3.0%, with various maturities from 5/1/2027 until 6/1/2027	53,368,704	56,367,470
4.5%, 4/1/2023	3,397,753	3,642,365
5.0%, 9/1/2023	2,284,771	2,471,658
Government National Mortgage Association:
5.5%, with various maturities from 7/20/2038 until 11/20/2038	2,032,955	2,203,533
6.0%, with various maturities from 1/15/2022 until 11/20/2038	2,679,030	2,889,525
6.5%, with various maturities from 8/20/2038 until 2/20/2039	5,731,725	6,355,945
9.5%, with various maturities from 12/15/2016 until 7/15/2020	1,086	1,186

Total Mortgage-Backed Securities Pass-Throughs (Cost $78,111,430)		78,825,337
Asset-Backed 4.5%
Automobile Receivables 0.7%
AmeriCredit Automobile Receivables Trust:
"D", Series 2011-2, 4.0%, 5/8/2017	4,900,000	5,120,920
"D", Series 2011-1, 4.26%, 2/8/2017	5,500,000	5,837,104
CPS Auto Trust, "A4", Series 2007-B, 144A, 5.6%, 1/15/2014	3,272,576	3,277,710

		14,235,734
Credit Card Receivables 1.1%
Citibank Omni Master Trust:
"A17", Series 2009-A17, 144A, 4.9%, 11/15/2018	12,811,000	13,987,266
"A13", Series 2009-A13, 144A, 5.35%, 8/15/2018	7,569,000	8,266,272

		22,253,538
Home Equity Loans 2.1%
Ameriquest Mortgage Securities, Inc., "A6", Series 2003-5, 4.541%, 4/25/2033	746,477	696,079
C-Bass CBO Resecuritization, "D2", 7.25%, 6/1/2032	1,555,944	388,986
Countrywide Home Equity Loan Trust, "2A", Series 2006-I, 0.382% **, 1/15/2037	6,714,468	4,993,812
Credit-Based Asset Servicing and Securitization LLC, "AF2", Series 2006-CB2, 4.624% **, 12/25/2036	3,314,681	1,969,275
First Alliance Mortgage Loan Trust, "A1", Series 1999-4, 8.02%, 3/20/2031	77,348	72,189
First Franklin Mortgage Loan Asset Backed Certificates, "A2B", Series 2005-FF12, 0.505% **, 11/25/2036	6,127,783	5,426,238
GMAC Mortgage Corp. Loan Trust, "A5", Series 2003-HE2, 4.59%, 4/25/2033	927,912	893,979
IMC Home Equity Loan Trust, "A8", Series 1998-3, 6.34% **, 8/20/2029	51,494	50,585
Merrill Lynch Mortgage Investors Trust, "A2C", Series 2005-HE2, 0.615% **, 9/25/2036	9,446,382	9,038,251
Novastar Home Equity Loan, "M3", Series 2004-3, 1.295% **, 12/25/2034	5,767,979	5,502,479
Park Place Securities, Inc., "M2", Series 2004-WHQ2, 0.875% **, 2/25/2035	10,000,000	9,270,760
Residential Funding Mortgage Securities II, Inc., "A7", Series 2001-HI4, 7.24%, 10/25/2026	4,276,011	4,057,738

		42,360,371
Manufactured Housing Receivables 0.1%
Lehman ABS Manufactured Housing Contract Trust, "A6", Series 2001-B, 6.467%, 4/15/2040	1,118,904	1,165,858
Vanderbilt Mortgage Finance, "A4", Series 2000-D, 7.715%, 7/7/2027	110,463	112,516

		1,278,374
Student Loans 0.3%
SLM Student Loan Trust, "A6", Series 2004-1, 144A, 1.216% **, 7/25/2039	5,500,000	4,822,372
Utilities 0.2%
CenterPoint Energy Transition Bond Co., LLC, “A1”, Series 2009-1, 1.833%, 2/15/2016	3,215,718	3,271,519

Total Asset-Backed (Cost $90,192,780)		88,221,908
Commercial Mortgage-Backed Securities 10.9%
Banc of America Large Loan, Inc., "HLTN", Series 2010-HLTN, 144A, 1.992% **, 11/15/2015	9,356,784	8,865,711
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
"A2", Series 2005-3, 4.501%, 7/10/2043	1,980,180	1,988,903
"B", Series 2005-2, 5.112% **, 7/10/2043	5,000,000	5,133,780
"A1", Series 2008-1, 5.268%, 2/10/2051	938,745	941,290
"AM", Series 2006-3, 5.858% **, 7/10/2044	6,250,000	6,080,681
Bayview Commercial Asset Trust, "SIO", Series 2007-1, 144A, Interest Only, 4.085% ***, 3/25/2037	43,268,919	2,355,240
Bear Stearns Commercial Mortgage Securities, Inc.:
"A3", Series 2005-PWR7, 5.116%, 2/11/2041	10,623,000	11,572,048
"A4", Series 2005-PW10, 5.405%, 12/11/2040	9,000,000	10,057,113
Citigroup/Deutsche Bank Commercial Mortgage Trust, "A2B", Series 2007-CD4, 5.205%, 12/11/2049	2,946,642	2,995,648
Credit Suisse Mortgage Capital Certificates, "A2", Series 2007-C1, 5.268%, 2/15/2040	906,406	905,567
CS First Boston Mortgage Securities Corp.:
"A6", Series 2004-C4, 4.691%, 10/15/2039	9,380,000	9,847,790
"D", Series 2004-C1, 144A, 4.956%, 1/15/2037	4,000,000	4,010,740
"A4", Series 2005-C1, 5.014%, 2/15/2038	9,380,000	10,164,750
"B", Series 2005-C5, 5.1%, 8/15/2038	3,500,000	3,395,987
"A3", Series 2002-CKN2, 6.133%, 4/15/2037	222,222	222,679
"H", Series 2002-CKP1, 144A, 7.303% **, 12/15/2035	4,900,000	4,889,367
First Union National Bank Commercial Mortgage, "M", Series 2001-C4, 144A, 6.0%, 12/12/2033	3,500,000	3,498,233
GE Capital Commercial Mortgage Corp., "A4", Series 2004-C3, 5.189%, 7/10/2039	8,400,000	8,950,040
GMAC Commercial Mortgage Securities, Inc., "F", Series 2003-C1, 144A, 4.718%, 5/10/2036	4,000,000	4,024,636
Greenwich Capital Commercial Funding Corp.:
"A3", Series 2005-GG3, 4.569%, 8/10/2042	8,601,123	8,704,104
"A2", Series 2005-GG5, 5.117%, 4/10/2037	5,221,812	5,240,799
"A2", Series 2007-GG9, 5.381%, 3/10/2039	6,461,633	6,611,543
"AAB", Series 2007-GG9, 5.441%, 3/10/2039	3,700,000	3,861,827
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A4B", Series 2005-LDP3, 4.996%, 8/15/2042	3,500,000	3,727,356
"AM", Series 2005-LDP4, 4.999%, 10/15/2042	3,287,500	3,518,615
"A4", Series 2006-CB14, 5.481%, 12/12/2044	9,380,000	10,458,784
"AM", Series 2006-CB16, 5.593%, 5/12/2045	1,500,000	1,569,948
"F", Series 2003-ML1A, 144A, 5.623% **, 3/12/2039	3,500,000	3,519,152
"A4", Series 2006-LDP7, 5.871% **, 4/15/2045	9,380,000	10,704,128
LB-UBS Commercial Mortgage Trust:
"A3", Series 2004-C2, 3.973%, 3/15/2029	537,930	549,754
"A4", Series 2005-C5, 4.954%, 9/15/2030	10,780,000	11,829,368
"AM", Series 2005-C5, 5.017%, 9/15/2040	9,380,000	10,065,678
"A3", Series 2004-C4, 5.122% **, 6/15/2029	6,063,209	6,173,408
Morgan Stanley Capital I, "A4B", Series 2005-IQ10, 5.284%, 9/15/2042	9,380,000	10,114,717
Wachovia Bank Commercial Mortgage Trust:
"A4", Series 2005-C22, 5.266% **, 12/15/2044	9,380,000	10,410,843
"A2", Series 2007-C32, 5.737% **, 6/15/2049	7,782,945	8,002,665

Total Commercial Mortgage-Backed Securities (Cost $212,878,552)		214,962,892
Collateralized Mortgage Obligations 7.6%
Adjustable Rate Mortgage Trust:
"9A12", Series 2004-1, 1.185% **, 1/25/2035	1,607,293	1,620,473
"5A12", Series 2004-4, 1.205% **, 3/25/2035	1,245,408	1,250,249
"7A12", Series 2004-2, 1.245% **, 2/25/2035	2,364,408	2,378,122
Banc of America Alternative Loan Trust, "1A1", Series 2003-7, 5.5%, 9/25/2033	2,789,657	2,861,167
Banc of America Funding Corp., "1A1", Series 2008-R2, 144A, 6.0%, 9/25/2037	2,096,428	2,109,177
Banc of America Mortgage Securities, Inc.:
"1A3", Series 2002-K, 2.639% **, 10/20/2032	112,816	113,436
"2A3", Series 2005-J, 2.793% **, 11/25/2035	1,461,676	1,392,100
"2A8", Series 2003-J, 2.84% **, 11/25/2033	1,678,738	1,622,838
"2A1", Series 2004-5, 5.5%, 6/25/2034	11,873	11,847
"1A1", Series 2005-11, 5.75%, 12/25/2035	762,597	760,981
"A15", Series 2006-2, 6.0%, 7/25/2046	84,413	71,358
Bear Stearns Adjustable Rate Mortgage Trust, "5A", Series 2003-8, 4.442% **, 1/25/2034	3,593,476	3,515,857
Chase Mortgage Finance Corp., "A25", Series 2005-S2, 5.5%, 10/25/2035	1,351,425	1,368,604
Citicorp Mortgage Securities, Inc.:
"3A1", Series 2005-1, 5.25%, 2/25/2035	1,311,483	1,316,751
"1A1", Series 2005-7, 5.5%, 10/25/2035	2,212,698	2,217,130
"1A2", Series 2006-5, 6.0%, 10/25/2036	1,397,958	1,406,589
Countrywide Alternative Loan Trust:
"1A1", Series 2005-J4, 0.535% **, 7/25/2035	858,611	847,110
"3A3", Series 2005-20CB, 5.5%, 7/25/2035	206,279	204,783
Countrywide Home Loan Mortgage Pass Through Trust:
"1A1", Series 2005-J3, 5.5%, 9/25/2035	1,080,779	1,083,550
"A35", Series 2005-24, 5.5%, 11/25/2035	382,101	380,156
Countrywide Home Loans, "1A7", Series 2005-6, 5.0%, 4/25/2035	582,563	581,941
Credit Suisse Mortgage Capital Certificates, "A1", Series 2011-7R, 144A, 1.495% **, 8/28/2047	10,046,364	9,871,171
CS First Boston Mortgage Securities Corp., "5A1", Series 2004-7, 5.0%, 10/25/2019	7,158,468	7,251,414
FDIC Structured Sale Guaranteed Notes, "1A", Series 2010-S1, 144A, 0.795% **, 2/25/2048	2,327,691	2,329,311
Federal Home Loan Mortgage Corp.:
PT, Series 3586, 3.907% **, 2/15/2038	2,708,849	2,777,259
"KV", Series 3889, 4.0%, 2/15/2026	10,203,188	10,895,045
"PI", Series 3561, Interest Only, 5.0%, 12/15/2031	1,319,428	13,674
"BT", Series 2448, 6.0%, 5/15/2017	1,675	1,770
Federal National Mortgage Association:
"EI", Series 2010-41, Interest Only, 4.0%, 3/25/2024	1,679,493	76,841
"JM", Series 2004-29, 4.5%, 5/25/2019	280,450	280,344
"1A6", Series 2007-W8, 6.455% **, 9/25/2037	6,450,915	7,437,401
First Horizon Mortgage Pass-Through Trust, "1A1", Series 2005-1, 5.0%, 3/25/2035	546,443	544,129
Government National Mortgage Association:
"AB", Series 2008-30, 4.2%, 2/20/2037	3,445,526	3,539,227
"NI", Series 2010-166, Interest Only, 4.5%, 4/20/2039	4,500,761	779,341
"IB", Series 2010-105, Interest Only, 4.5%, 1/16/2040	6,331,115	1,086,836
"PI", Series 2010-166, Interest Only, 5.0%, 4/16/2040	7,209,793	1,391,433
"IO", Series 2008-7, Interest Only, 5.5%, 3/20/2037	3,588,137	568,235
GSR Mortgage Loan Trust:
"2A2", Series 2006-AR1, 2.705% **, 1/25/2036	5,073,941	4,982,103
"3A15", Series 2005-6F, 5.5%, 7/25/2035	761,253	763,018
JPMorgan Alternative Loan Trust, "A2", Series 2006-A4, 5.95%, 9/25/2036	2,359,197	2,352,355
JPMorgan Mortgage Trust, "6A1", Series 2005-A6, 5.075% **, 8/25/2035	4,250,909	4,146,328
Lehman Mortgage Trust, "2A2", Series 2006-2, 5.75%, 4/25/2036	3,226,104	3,208,160
Mastr Asset Securitization Trust, "3A2", Series 2003-1, 5.0%, 2/25/2018	1,477,929	1,531,751
Morgan Stanley Mortgage Loan Trust, "5A2", Series 2006-8AR, 2.455% **, 6/25/2036	4,928,229	4,723,712
Prudential Home Mortgage Securities Co., Inc., "4B", Series 1994-A, 6.73% **, 4/28/2024	7,616	5,991
Residential Accredit Loans, Inc.:
"NB4", Series 2003-QS19, 4.75%, 10/25/2033	1,258,342	1,289,633
"A1", Series 2003-QS18, 5.0%, 9/25/2018	2,290,808	2,368,402
Residential Asset Mortgage Products, Inc.:
"A5", Series 2005-SL1, 6.5%, 5/25/2032	1,550,900	1,499,543
"A3", Series 2004-SL3, 7.5%, 12/25/2031	1,100,005	1,112,413
Thornburg Mortgage Securities Trust:
"4A3", Series 2007-3, 0.455% **, 6/25/2047	4,305,425	4,304,994
"2A1", Series 2007-3, 0.465% **, 6/25/2047	7,567,045	7,547,371
Vericrest Opportunity Loan Transferee:
"A1", Series 2012-NL1A, 144A, 4.213%, 3/25/2049	1,044,824	1,052,019
"A1", Series 2011-NL3A, 144A, 5.194%, 9/25/2051	1,575,522	1,578,070
"A1", Series 2011-NL1A, 144A, 5.926%, 12/26/2050	1,005,852	1,007,879
Washington Mutual Mortgage Pass-Through Certificates Trust:
"1A2", Series 2005-AR12, 2.451% **, 10/25/2035	1,111,832	1,094,599
"1A1", Series 2005-AR14, 2.451% **, 12/25/2035	4,219,966	4,138,943
"A5", Series 2005-AR5, 2.474% **, 5/25/2035	9,000,000	8,554,500
"A9", Series 2003-S9, 5.25%, 10/25/2033	2,553,547	2,681,365
Wells Fargo Mortgage Backed Securities Trust:
"2A6", Series 2005-11, 5.5%, 11/25/2035	7,625,608	7,718,984
"A19", Series 2006-10, 6.0%, 8/25/2036	6,866,539	6,906,770

Total Collateralized Mortgage Obligations (Cost $148,750,635)		150,526,553
Government & Agency Obligations 30.4%
Other Government Related (c) 3.2%
BRFkredit AS, 144A, 2.05%, 4/15/2013	12,445,000	12,587,396
Dexia Credit Local, 144A, 2.75%, 1/10/2014	7,700,000	7,613,752
Eksportfinans ASA, 3.0%, 11/17/2014	7,500,000	7,105,770
Japan Finance Corp., 2.25%, 7/13/2016	10,000,000	10,472,040
Korea National Oil Corp., 144A, 5.375%, 7/30/2014	8,000,000	8,500,424
Network Rail Infrastructure Finance PLC, 144A, 0.875%, 1/20/2015 (a)	7,715,000	7,748,175
Qatari Diar Finance QSC, 144A, 3.5%, 7/21/2015	9,250,000	9,680,125

		63,707,682
Sovereign Bonds 2.8%
Korea Housing Finance Corp., 144A, 4.125%, 12/15/2015	9,380,000	9,923,543
Republic of Croatia, 144A, 6.25%, 4/27/2017	9,000,000	8,975,763
Republic of Italy, 2.125%, 10/5/2012	7,500,000	7,472,265
Republic of Lithuania, 144A, 6.75%, 1/15/2015	5,000,000	5,400,000
Republic of Poland, 3.875%, 7/16/2015	6,620,000	6,989,396
Russian Federation, 144A, 3.25%, 4/4/2017	11,000,000	11,068,640
State of Qatar, 144A, 4.0%, 1/20/2015	5,500,000	5,794,250

		55,623,857
U.S. Government Sponsored Agencies 3.8%
Federal Home Loan Bank:
0.375%, 1/29/2014 (a)	10,635,000	10,635,909
1.0%, 6/21/2017 (a)	14,220,000	14,255,840
Federal Home Loan Mortgage Corp.:
0.375%, 2/27/2014	20,000,000	19,994,492
1.0%, 8/27/2014	30,000,000	30,373,212

		75,259,453
U.S. Treasury Obligations 20.6%
U.S. Treasury Notes:
0.25%, 1/31/2014 (a)	40,000,000	39,964,080
0.375%, 4/15/2015	15,000,000	14,989,455
0.75%, 6/15/2014 (d)	70,000,000	70,579,670
0.875%, 12/31/2016 (a)	210,000,000	211,886,640
0.875%, 1/31/2017	35,000,000	35,303,520
1.375%, 11/30/2015	30,000,000	30,883,590
1.875%, 6/30/2015	4,040,000	4,212,330

		407,819,285

Total Government & Agency Obligations (Cost $599,998,143)		602,410,277
Loan Participations and Assignments 6.6%
Senior Loans ** 4.0%
Acosta, Inc., Term Loan, LIBOR plus 4.5%, 3/1/2018	750,000	751,406
Alaska Communications Systems Holdings, Inc., Term Loan B, 5.5%, 10/21/2016	985,000	892,903
Aptalis Pharma, Inc., Term Loan B, 5.5%, 2/10/2017	497,475	483,421
Arch Coal, Inc., Term Loan B, 5.75%, 5/16/2018	1,000,000	985,105
Aspect Software, Inc., Term Loan B, 6.25%, 5/6/2016	1,819,013	1,809,463
Asurion LLC, First Lien Term Loan, 5.5%, 5/24/2018	988,095	984,464
Attachmate Corp., First Lien Term Loan, 7.25%, 11/22/2017	1,000,000	991,250
Autoparts Holdings Ltd., First Lien Term Loan, 6.5%, 7/28/2017	992,500	959,003
Avaya, Inc.:
Term Loan B1, 3.217%, 10/24/2014	1,289,439	1,219,397
Term Loan B3, 4.967%, 10/26/2017	997,371	886,169
AVG Technologies NV, Term Loan, 7.5%, 3/15/2016	450,000	438,750
Bellisio Foods, Inc., Term Loan, 7.0%, 12/30/2017	498,750	483,788
Brock Holdings III, Inc., Term Loan B, 6.0%, 3/16/2017	1,369,075	1,367,069
Buffalo Gulf Coast Terminals LLC, Term Loan B, 7.5%, 10/31/2017	997,487	998,734
Burlington Coat Factory Warehouse Corp., Term Loan B1, 5.5%, 2/28/2017	949,150	946,118
CareStream Health, Inc., Term Loan B, 5.0%, 2/25/2017	987,159	945,974
Cenveo Corp., Term Loan B, 6.625%, 12/21/2016	408,306	407,285
Chesapeake Energy Corp., Term Loan, 8.5%, 12/1/2017	500,000	496,508
Clearwater Seafoods Ltd., Term Loan B, 6.75%, 6/6/2018	500,000	499,375
ClientLogic Corp., Term Loan, 7.219%, 1/30/2017	2,210,338	1,996,675
CNO Financial Group, Inc., Term Loan B1, 6.25%, 9/30/2016	868,635	870,372
Coach America Holdings, Inc.:
First Lien Term Loan, LIBOR plus 3.0%, 4/18/2014 *	1,252,794	580,206
Letter of Credit, LIBOR plus 5.75%, 4/20/2014 *	269,878	124,989
CPG International, Inc., Term Loan B, 6.0%, 2/18/2017	1,970,000	1,900,439
Crestwood Holdings LLC, Term Loan B, 9.75%, 3/26/2018	500,000	503,753
Crown Media Holdings, Inc., Term Loan B, 5.75%, 7/14/2018	453,333	452,200
Cumulus Media Holdings, Inc., Second Lien Term Loan, 7.5%, 9/16/2019	1,000,000	1,010,630
DigitalGlobe, Inc., Term Loan B, 5.75%, 10/7/2018	995,000	986,911
Earthbound Holdings III LLC, Term Loan B, 5.75%, 12/21/2016	498,735	498,735
Exopack LLC, Term Loan, 6.5%, 5/31/2017	1,237,500	1,235,180
Fairway Group Acquisition Co., Term Loan A, 7.5%, 3/3/2017	987,505	981,333
First Data Corp.:
Term Loan B, 4.245%, 3/23/2018	2,014,431	1,853,408
Term Loan B, 5.245%, 3/24/2017	152,818	146,037
Focus Brands, Inc.:
Term Loan B, 6.25%, 2/21/2018	477,992	480,085
Second Lien Term Loan, 10.25%, 8/21/2018	500,000	503,750
Frac Tech International LLC, Term Loan B, 6.25%, 5/6/2016	600,000	549,681
Global Tel*Link Corp., Term Loan B, 6.0%, 12/14/2017	498,750	499,583
Goodman Global, Inc., Second Lien Term Loan, 9.0%, 10/30/2017	636,364	646,545
Gymboree Corp., Term Loan, 5.0%, 2/23/2018	484,209	459,458
Ineos U.S. Finance LLC, Term Loan, 6.5%, 5/4/2018	498,750	489,398
Istar Financial, Inc., Term Loan A2, 7.0%, 6/30/2014	2,500,000	2,501,337
Kronos Worldwide, Inc., Term Loan B, 5.75%, 6/13/2018	500,000	500,625
Language Line LLC:
Term Loan B, 6.25%, 6/20/2016	1,872,983	1,849,571
Second Lien Term Loan, 10.5%, 12/20/2016	400,000	396,776
LS Power Funding Corp. Term Loan, 5.5%, 6/28/2019	500,000	495,625
Luxlas Fund LP, Term Loan B, 6.5%, 8/14/2017	1,194,342	1,193,351
Mohegan Tribal Gaming Authority, Term Loan B, 9.0%, 3/1/2016	500,000	502,500
Montironics International, Inc., Term Loan B, 5.5%, 3/16/2018	997,500	992,512
NGPL PipeCo LLC, Term Loan B, 6.75%, 9/15/2017	1,000,000	982,500
Noranda Aluminum Acquisition Corp., Term Loan B, 5.75%, 2/24/2019	500,000	503,958
NPC International, Inc., Term Loan B, 5.25%, 12/28/2018	498,750	498,957
Nuveen Investments, Inc., Term Loan, 5.961%, 5/12/2017	2,655,360	2,620,177
NXP BV, Term Loan B, 5.25%, 3/19/2019	1,246,875	1,243,758
Oberthur Technologies Holding SAS, Term Loan B, 6.252%, 3/30/2019	1,500,000	1,466,250
Oceania Cruises, Inc., Term Loan B, 5.25%, 4/27/2015	2,000,000	1,895,000
Oriental Trading Co., Inc., Term Loan B, 7.0%, 2/10/2017	929,907	931,846
Pierre Foods, Inc., First Lien Term Loan, 7.0%, 9/30/2016	1,970,000	1,981,909
Pinnacle Foods Finance LLC, Term Loan E, 4.75%, 10/17/2018	748,125	742,514
Remy International, Inc., Term Loan B, 6.25%, 12/16/2016	480,797	481,999
Residential Capital LLC, Debtor in Possession, Term Loan A1, 5.25%, 11/14/2013	500,000	500,875
Reynolds Group Holdings, Inc.:
Term Loan B, 6.5%, 2/9/2018	2,930,465	2,950,846
Term Loan C, 6.5%, 8/9/2018	466,353	471,088
Roundy's Supermarkets, Inc., Term Loan B, 5.75%, 2/13/2019	498,750	500,353
Sagittarius Restaurants LLC, Term Loan B, 7.5%, 5/18/2015	343,750	343,105
Sheridan Production Partners I LLC:
Term Loan, 6.5%, 4/20/2017	3,205,749	3,211,760
Term Loan 1-A, 6.5%, 4/20/2017	424,788	425,584
Term Loan 1-M, 6.5%, 4/20/2017	259,463	259,949
Sorenson Communications, Inc., Term Loan C, 6.0%, 8/16/2013	1,315,479	1,270,266
Springleaf Financial Funding Co., Term Loan, 5.5%, 5/10/2017	2,750,000	2,597,279
Springs Windows Fashions LLC, Term Loan B, 6.0%, 5/31/2017	928,573	917,356
Sprouts Farmers Markets Holdings LLC, Term Loan, 6.0%, 4/20/2018	500,000	493,750
Star West Generation LLC, Term Loan B, 6.0%, 5/17/2018	2,115,385	2,050,167
Terra-Gen Power LLC, Term Loan B, 6.5%, 6/22/2017	928,222	929,382
Toys R U.S. Delaware, Inc., Term Loan, LIBOR plus 3.75%, 5/25/2018	1,000,000	911,455
Travelport LLC:
Term Delay Draw, 4.968%, 8/21/2015	687,244	630,546
Term Loan, 4.968%, 8/21/2015	703,070	645,067
TricorBraun, Inc., Term Loan B, 5.5%, 5/3/2018	1,000,000	998,750
Tube City IMS Corp., Term Loan, 5.75%, 3/20/2019	1,000,000	1,000,000
U.S. Airways Group, Inc., Term Loan, 2.745%, 3/21/2014	972,222	929,085
Vantage Specialty Chemicals, Inc., Term Loan B, 7.0%, 2/10/2020	997,500	999,994
Volume Services America, Inc.:
Term Loan A, 10.0%, 9/16/2015	775,000	776,938
Term Loan B, 10.5%, 9/16/2016	985,000	987,773

		79,898,083
Sovereign Loans 2.6%
Bank of Moscow, 144A, 6.699%, 3/11/2015	4,380,000	4,533,300
Gazprom OAO, 144A, 8.125%, 7/31/2014	9,730,000	10,650,303
Novatek OAO, 144A, 5.326%, 2/3/2016	2,500,000	2,600,300
Russian Agricultural Bank OJSC, Series 1, 144A, 7.175%, 5/16/2013	5,773,000	5,998,724
Russian Railways, 5.739%, 4/3/2017	6,500,000	6,938,295
Sberbank of Russia, 144A, 4.95%, 2/7/2017	5,000,000	5,075,000
Vnesheconombank, 144A, 5.375%, 2/13/2017	4,500,000	4,656,780
VTB Bank OJSC, 144A, 6.0%, 4/12/2017 (a)	10,000,000	10,150,000

		50,602,702

Total Loan Participations and Assignments (Cost $131,372,491)		130,500,785

	Shares	Value ($)
Securities Lending Collateral 11.1%
Daily Assets Fund Institutional, 0.24% (e) (f) (Cost $220,447,188)	220,447,188	220,447,188
Cash Equivalents 3.7%
Central Cash Management Fund, 0.14% (e) (Cost $74,217,455)	74,217,455	74,217,455

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,170,933,865) †	110.8	2,194,846,430
Other Assets and Liabilities, Net	(10.8)	(213,724,098)

Net Assets	100.0	1,981,122,332

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Coach America Holdings, Inc., First Lien Term Loan*	LIBOR plus 3.0%	4/18/2014	1,252,794	USD	1,150,090	580,206
Coach America Holdings, Inc., Letter of Credit*	LIBOR plus 5.75%	4/20/2014	269,878	USD	247,701	124,989
					1,397,791	705,195

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2012.

***	These securities are shown at their current rate as of June 30, 2012.
†
The cost for federal income tax purposes was $2,176,323,744.  At June 30, 2012, net unrealized appreciation for all securities based on tax cost was $18,522,686.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $31,131,016 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $12,608,330.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2012 amounted to $214,970,863, which is 10.9% of net assets.
(b)	When-issued security.
(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	At June 30, 2012, this security has been pledged, in whole or in part, as collateral for open swap contracts.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CBO: Collateralized Bond Obligation
FDIC: Federal Deposit Insurance Corp.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London InterBank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At June 30, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	AUD	9/17/2012	134	17,206,399	6,086
10 Year Japanese Government Bond	JPY	9/10/2012	33	59,320,323	142,861
Federal Republic of Germany Euro-Bund	EUR	9/6/2012	218	38,871,327	(163,235)
Federal Republic of Germany Euro-Schatz	EUR	9/6/2012	604	84,458,126	(189,838)
Total net unrealized depreciation					(204,126)

At June 30, 2012, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Canadian Government Bond	CAD	9/19/2012	165	22,438,120	(85,802)
10 Year U.S. Treasury Note	USD	9/19/2012	307	40,946,125	(130,603)
2 Year U.S. Treasury Note	USD	9/28/2012	1,548	340,850,250	168,897
United Kingdom Long Gilt Bond	GBP	9/26/2012	50	9,327,213	(13,769)
Total net unrealized depreciation					(61,277)

At June 30, 2012, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (g)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

12/20/2010 3/20/2016	10,000,0001	1.0%	Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022, BBB	(189,130)	(3,453)	(185,677)
6/22/2009 9/20/2014	12,000,0002	5.0%	MetLife, Inc., 5.0%, 6/15/2015, A-	836,329	(191,373)	1,027,702
Total net unrealized appreciation					842,025

(g)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(h)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.

At June 30, 2012, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

6/29/2009 7/1/2013	20,000,0003	Floating — LIBOR	Fixed — 2.71%	445,127	—	445,127
5/23/2013 5/23/2015	400,000,0004	Floating — LIBOR	Fixed — 0.83%	1,221,760	5,000	1,216,760
5/23/2013 5/23/2017	283,200,0004	Fixed — 1.23%	Floating — LIBOR	(1,985,232)	(123,130)	(1,862,102)
05/23/2013 5/23/2017	217,500,0002	Fixed — 1.23%	Floating — LIBOR	(1,524,675)	—	(1,524,675)
5/23/2013 5/23/2017	49,300,0005	Fixed — 1.23%	Floating — LIBOR	(345,593)	(14,790)	(330,803)
Total net unrealized appreciation					(2,055,693)

Counterparties:
1	Morgan Stanley
2	JPMorgan Chase Securities, Inc.
3	Citigroup, Inc.
4	BNP Paribas
5	Bank of America
LIBOR: London Interbank Offered Rate
At June 30, 2012, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	10,247,763	AUD	10,100,000	7/25/2012	64,320	UBS AG
USD	18,385,867	NZD	23,070,000	7/25/2012	49,171	UBS AG
CHF	6,780,000	USD	7,156,881	7/25/2012	9,444	UBS AG
GBP	7,870,000	USD	12,354,326	7/25/2012	29,504	UBS AG
NOK	11,280,000	USD	1,904,826	7/25/2012	10,349	UBS AG
Total unrealized appreciation					162,788

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

CAD	1,610,000	USD	1,575,867	7/25/2012	(4,618)	UBS AG
EUR	12,240,000	USD	15,492,572	7/25/2012	(300)	UBS AG
JPY	521,790,000	USD	6,521,315	7/25/2012	(8,770)	UBS AG
SEK	18,220,000	USD	2,608,577	7/25/2012	(22,827)	UBS AG
Total unrealized depreciation					(36,515)

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(i)
Corporate Bonds	$—	$634,614,465	$119,570	$634,734,035
Mortgage-Backed Securities Pass-Throughs	—	78,825,337	—	78,825,337
Asset-Backed	—	87,832,922	388,986	88,221,908
Commercial Mortgage-Backed Securities	—	214,962,892	—	214,962,892
Collateralized Mortgage Obligations	—	149,474,534	1,052,019	150,526,553
Government & Agency Obligations	—	602,410,277	—	602,410,277
Loan Participations and Assignments	—	130,500,785	—	130,500,785
Short-Term Investments(i)	294,664,643	—	—	294,664,643
Derivatives(j)	317,844	2,852,377	—	3,170,221
Total	$294,982,487	$1,901,473,589	$1,560,575	$2,198,016,651

Liabilities
Derivatives(j)	$(583,247)	$(3,939,772)	$—	$(4,523,019)
Total	$(583,247)	$(3,939,772)	$—	$(4,523,019)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended June 30, 2012.
(i)	See Investment Portfolio for additional detailed categorizations.
(j)
Derivatives include value of options purchased, unrealized appreciation (depreciation) on futures contracts, credit default swap contracts, interest rate swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Credit Contracts	$—	$842,025	$—
Foreign Exchange Contracts	$—	$—	$126,273
Interest Rate Contracts	$(265,403)	$(2,055,693)	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short Duration Fund, a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 15, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 15, 2012